Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Basis of Presentation [Abstract]
Schedule of Exchange Rates Used by the Group in Preparation of the Consolidated Financial Statements

The exchange rates at the period-end used by the Group in the preparation of the consolidated financial statements are as follows:

	2022	2023	2024
KZT/USD	462.65	454.56	525.11
KZT/EUR	492.86	502.24	546.74